SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184


                                                     August 22, 2008

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         RE: AllianceBernstein Global Technology Fund, Inc. (the "Fund")
             File Nos. 2-70427 and 811-03131

Dear Sir or Madam:

     Attached for filing is the Fund's Registration Statement on Form N-14 in connection with the Fund's acquisition of all of the assets, and assumption of all of the liabilities, of AllianceBernstein Global Health Care Fund, Inc. This Registration Statement is filed pursuant to Rule 488 under the 1933 Act.

     We hereby acknowledge that (i) each Fund is responsible for the adequacy and accuracy of the disclosures in the filings; (ii) Staff comments or changes to disclosures in response to Staff comments in the filings reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filing; and (iii) a Fund may not assert Staff comments as a defense in any proceedings initiated by the SEC or any person under the federal securities laws of the United States.

     If you have any questions regarding the filing, you can contact Kathleen Clarke or the undersigned at 202-737-8833.

                                                     Sincerely,


                                                     /s/ Young Seo


cc:      Kathleen Clarke


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